Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Disclosure of Right-of-Use Assets
The consolidated and carve-out statements of financial position show the following amounts relating to the ROU assets and lease liabilities:

	As of December 31,
In thousands of USD	2021	2020	2019
Office spaces	291	114	245
Total ROU assets	291	114	245

Disclosure of Lease Liabilities

	As of December 31,
In thousands of USD	2021	2020	2019
Current	134	112	142
Non-current	158	4	106
Total lease liabilities	292	116	248

Disclosure of Amounts Recognized in Profit or Loss Related to Leases
Amounts recognized in the profit or loss

	For the year ended December 31,
In thousands of USD	2021	2020	2019
Depreciation expense of ROU assets(ii)	134	146	86
Interest expense(i)	—	2	2
Expense relating to short-term leases(ii)	63	43	28
Expense relating to low-value leases(ii)	2	2	1
Total	199	193	117
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(i)Included in Financial expense
(ii)Included in General and administrative expenses